Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (17.3%)
Alphabet, Inc. - Class A *	162,921	15,583
Alphabet, Inc. - Class C *	750,100	72,122
Meta Platforms, Inc. - Class A *	172,212	23,366
Netflix, Inc. *	25,687	6,048
Sea, Ltd., ADR *	98,113	5,499
Spotify Technology SA *	13,148	1,135
Tencent Holdings, Ltd.	82,300	2,779
T-Mobile US, Inc. *	28,671	3,847
The Walt Disney Co. *	29,941	2,824

Total		133,203

Consumer Discretionary (22.9%)
Amazon.com, Inc. *	783,519	88,538
Booking Holdings, Inc. *	2,621	4,307
Carvana Co. *	71,489	1,451
Chipotle Mexican Grill, Inc. *	5,600	8,415
Dollar General Corp.	36,615	8,782
DoorDash, Inc. *	34,134	1,688
Lululemon Athletica, Inc. *	18,504	5,173
NIKE, Inc. - Class B	62,376	5,185
Ross Stores, Inc.	83,182	7,010
Tesla, Inc. *	162,750	43,169
The TJX Cos., Inc.	32,051	1,991

Total		175,709

Financials (3.7%)
The Charles Schwab Corp.	80,951	5,818
Chubb, Ltd.	18,299	3,328
The Goldman Sachs Group, Inc.	32,096	9,406
Marsh & McLennan Cos., Inc.	25,277	3,774
MSCI, Inc.	3,149	1,328
S&P Global, Inc.	16,587	5,065

Total		28,719

Health Care (14.6%)
Align Technology, Inc. *	5,073	1,051
AstraZeneca PLC, ADR	48,638	2,667
Danaher Corp.	46,572	12,029
Eli Lilly & Co.	55,156	17,835
Humana, Inc.	16,108	7,815
Intuitive Surgical, Inc. *	60,257	11,295
Stryker Corp.	33,727	6,831
Teleflex, Inc.	7,362	1,483
Thermo Fisher Scientific, Inc.	12,467	6,323

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Health Care continued
UnitedHealth Group, Inc.	74,729	37,741
Veeva Systems, Inc. - Class A *	13,472	2,221
Zoetis, Inc.	34,668	5,141

Total		112,432

Industrials (0.7%)
Cintas Corp.	3,703	1,438
General Electric Co.	37,927	2,348
TransUnion	19,247	1,145

Total		4,931

Information Technology (39.6%)
Advanced Micro Devices, Inc. *	105,305	6,672
Adyen NV *	87,000	1,089
Affirm Holdings, Inc. *	45,136	847
Apple, Inc.	474,049	65,514
ASML Holding NV	16,842	6,995
Atlassian Corp. PLC *	24,451	5,149
Bill.com Holdings, Inc. *	33,336	4,413
Block, Inc. *	45,274	2,490
Confluent, Inc. - Class A *	41,100	977
CrowdStrike Holdings, Inc. *	10,027	1,652
Datadog, Inc. *	20,147	1,789
Fortinet, Inc. *	39,657	1,948
HashiCorp, Inc. - Class A *	10,613	342
Intuit, Inc.	36,048	13,962
Marvell Technology, Inc.	74,147	3,182
Mastercard, Inc. - Class A	67,139	19,090
Microsoft Corp.	290,699	67,704
MongoDB, Inc. *	18,328	3,639
Monolithic Power Systems, Inc.	10,393	3,777
NVIDIA Corp.	147,481	17,903
Paycom Software, Inc. *	2,744	905
PayPal Holdings, Inc. *	27,059	2,329
Roper Technologies, Inc.	12,682	4,561
ServiceNow, Inc. *	47,111	17,790
Shopify, Inc. *	96,528	2,600
Snowflake, Inc. *	11,774	2,001
Synopsys, Inc. *	36,974	11,296
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	35,905	2,462
TE Connectivity, Ltd.	14,836	1,637
Texas Instruments, Inc.	29,416	4,553

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Visa, Inc. - Class A	142,401	25,297

Total		304,565

Materials (0.9%)
Linde PLC	14,130	3,809
The Sherwin-Williams Co.	14,735	3,017

Total		6,826

Real Estate (0.1%)
Opendoor Technologies, Inc. *	192,500	599

Total		599

Total Common Stocks (Cost: $707,567)		766,984

Short-Term Investments (0.2%)

Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940% #	1,541,596	1,542

Total		1,542

Total Short-Term Investments (Cost: $1,542)		1,542

Total Investments (100.0%) (Cost: $709,109)@		768,526

Other Assets, Less Liabilities (0.0%)		(167)

Net Assets (100.0%)		768,359

Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $709,109 and the net unrealized appreciation of investments based on that cost was $59,417 which is comprised of $196,338 aggregate gross unrealized appreciation and $136,921 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks
Communication Services	$130,424	$2,779	$—
All Others	633,781	—	—
Short-Term Investments	1,542	—	—

Total Assets:	$765,747	$2,779	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand